REMUNERATION OF KEY MANAGEMENT PERSONNEL (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Remuneration Of Key Management Personnel
Post-employment severance payments		$ 550,000
Pension contribution	$ 14,051	$ 6,277	$ 5,598